Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Comprehensive Income of Parent Company) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2013 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues			$ 205,044	¥ 1,271,275	¥ 1,057,733	¥ 866,860
Cost of services	[1]		(18,696)	(115,918)	(95,353)	(68,489)
Gross loss			186,348	1,155,357	962,380	798,371
Operating expenses	[1]		(140,200)	(869,236)	(735,454)	(589,927)
Loss from operations			46,148	286,121	226,926	208,444
Other expenses, net			(143)	(888)	1,709	2,869
Income tax expenses			(8,679)	(53,809)	(49,928)	(70,156)
Net income			40,519	251,218	185,890	155,833
Less: Deemed dividend to a preferred shareholder		¥ (265,032)	0	0	0	(265,032)
Income allocated to participating preferred shareholders			0	0	(708)	0
Net (loss)/income attributable to ordinary shareholders			40,519	251,218	185,182	(109,199)
Comprehensive income:
Net income			40,519	251,218	185,890	155,833
Foreign currency translation adjustment, net of tax			(240)	(1,487)	992	8,911
Total comprehensive income			40,279	249,731	186,882	164,744
Zhaopin [Member]
Condensed Statement of Income Captions [Line Items]
Net revenues			0	0	0	0
Cost of services			0	0	0	0
Gross loss			0	0	0	0
Operating expenses			(1,587)	(9,837)	(238)	(7,160)
Loss from operations			(1,587)	(9,837)	(238)	(7,160)
Interest expenses, net			(1,698)	(10,527)	(9,342)	(6,291)
Other expenses, net			146	905	(2,161)	0
Loss before income taxes and investments in subsidiaries and VIEs			(3,139)	(19,459)	(11,741)	(13,451)
Income tax expenses			0	0	0	(22,410)
Share of income from investments in subsidiaries and VIEs			43,658	270,677	197,631	191,694
Net income			40,519	251,218	185,890	155,833
Less: Deemed dividend to a preferred shareholder			0	0	0	(265,032)
Income allocated to participating preferred shareholders			0	0	(708)	0
Net (loss)/income attributable to ordinary shareholders			40,519	251,218	185,182	(109,199)
Comprehensive income:
Net income			40,519	251,218	185,890	155,833
Foreign currency translation adjustment, net of tax			(240)	(1,487)	992	8,911
Total comprehensive income			$ 40,279	¥ 249,731	¥ 186,882	¥ 164,744

[1]	(1) Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 239 102 35 6 Sales and marketing expenses 1,555 678 235 38 General and administrative expenses 3,911 29,463 23,177 3,738